Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables, net
Schedule of trade and other receivables, net

This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)
Trade receivables, net (b)
Domestic clients	141,005	105,225
Foreign clients	78,860	56,312
Related entities, note 30(b)	6,247	7,177
	226,112	168,714
Allowance for expected credit losses (f)	(22,016)	(22,013)
	204,096	146,701
Other receivables
Value added tax credit	53,754	49,332
Tax claims (g)	42,602	2,573
Accounts receivables to third parties	31,478	24,625
Due from for sales of assets (h)	21,648	2,715
Advances to suppliers	9,275	7,542
Tax deposits (d)	6,644	4,769
Refund applications of value added tax (c)	3,643	6,574
Interest receivable	3,244	3,000
Related entities, note 30(b)	2,967	3,705
Restricted bank accounts (e)	2,510	2,782
Dividends receivable	2,501	—
Loans to personnel	1,128	1,392
Account receivables from hedges derivatives	—	3,949
Other minor	743	2,738
Allowance for expected credit losses (f)	(10,006)	(10,089)
	172,131	105,607
Total trade and other receivables, net	376,227	252,308

Classification by maturity:
Current portion	287,712	211,715
Non-current portion	88,515	40,593
Total trade and other receivables, net	376,227	252,308

Classification by nature:
Financial receivables	318,830	196,402
Non-financial receivables	57,397	55,906
Total trade and other receivables, net	376,227	252,308

Classification by measurement :
Trade receivables (without provisional prices)	38,550	39,152
Trade receivables (with provisional prices)	165,546	107,549
Other accounts receivables	172,131	105,607
Total trade and other receivables, net	376,227	252,308

(b)Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.

(c)Corresponds mainly to current year applications that are pending as of December 31, 2019.

(d)Corresponds to deposits held in the Peruvian State bank, which only can be used to offset tax obligations that the Group have with the Tax Authorities.

(e)These balances correspond mainly to collections that are charged into restricted bank accounts that only can be used for the payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009

Schedule of allowance for doubtful accounts

Below is presented the movement in the allowance for expected credit losses:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	32,102	32,184	31,607

Provision for other receivable, note 26	25	1,334	—
Provision for trade receivables, note 24	—	18	676
Provision of the period	25	1,352	676
Write off of the period	(162)	(410)	—
Exchange difference	57	(173)	—
Reversals of the period, note 26	—	(45)	(99)
Other minor	—	(806)	—

Final balance	32,022	32,102	32,184

Trade receivables	22,016	22,013	22,823
Other receivables	10,006	10,089	9,361

	32,022	32,102	32,184

Schedule of restricted bank accounts for payments of financial obligation explanatory	Below is presented the movement:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Beginning balance	2,782	2,372	2,087
Increase	166	410	285
Decrease	(438)	—	—

Final balance	2,510	2,782	2,372

Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Schedule of trade and other receivables

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Trade receivables, net
Foreign clients	683	7,389

Other receivables
Advances to suppliers	9,872	16,897
Tax claims	3,946	3,532
Credit of tax on net assets	23,648	23,290
Related entities, note 22(c)	598	794
Other	5,247	5,382

	43,311	49,895

Allowance for expected credit losses (b)	(1,384)	(1,384)
	41,927	48,511

Total trade and other receivables, net	42,610	55,900

By maturity:
Current	18,962	32,610
Non current	23,648	23,290

Total	42,610	55,900

Classification by nature:
Financial receivables	15,016	29,078
Non-financial receivables	27,594	26,822
	42,610	55,900

Schedule of allowance for doubtful accounts

(b)The allowance for expected credit losses had the following movement during the years 2019, 2018 and 2017:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Opening balance	1,384	1,384	1,407

Deductions	—	—	(23)

Ending balance	1,384	1,384	1,384